Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill [abstract]
As of January 1 and December 31	¥ 35,343	¥ 35,343